Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information
Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2/5/2020	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	3/23/2020	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	3/23/2020	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	6/17/2022	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	7/21/2031	1.652%	Fixed
CB23	£400,000,000	1.9872000 C$/£	$794,880,000	7/20/2018	3 month £ Libor +0.28%	Floating
CB24	US$500,000,000	1.2986000 C$/US$	$649,300,000	7/23/2018	3 month USD LIBOR +0.30%	Floating
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	12/16/2020	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	10/14/2020	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	12/15/2034	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	1/14/2036	1.625%	Fixed
CB29	£350,000,000	1.8915000 C$/£	$662,025,000	3/11/2019	3 month £ Libor +0.50%	Floating
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	3/11/2021	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	3/22/2021	2.300%	Fixed
CB32	$2,000,000,000	N/A	$2,000,000,000	4/26/2019	1.400%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	9/14/2021	3 month £ ICE Libor +0.40%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	12/22/2021	1.125%	Fixed
Total			$38,055,089,950
OSFI Covered Bond Limit			$45,734,076,480
Weighted average maturity of Outstanding Covered Bonds (months)				35.54
Weighted average remaining term of Loans in Cover Pool (months)				26.33
Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB23		Aaa	AAA	AAA
CB24		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB29		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB32		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA
CB34		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19 and Series CB20 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	A1	AA	AA
Subordinated Debt	Baa1	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Negative	Negative
Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-
Description of Ratings Triggers(2) (3)
A. Party Replacement
If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A
ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A
iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)
v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$38,055,089,950

A = lower of (i) LTV Adjusted True Balance, and	$54,606,080,407	A (i)	$58,715,017,076
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$54,606,080,407
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$597,126,383
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$54,008,954,024

Valuation Calculation

Trading Value of Covered Bonds	$42,136,709,782

A = LTV Adjusted Present Value	$58,764,099,424	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.56%
B = Principal Receipts	-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$58,764,099,424

Intercompany Loan Balance

Guarantee Loan	$41,169,879,048
Demand Loan	$17,522,795,403
Total	$58,692,674,451

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
May 31, 2017	$465,512	0.01%

Cover Pool Flow of Funds

	31-May-2017		28-Apr-2017
Cash Inflows
Principal Receipts	$999,529,420		$800,557,290
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$11,003,903,500		$0
Revenue Receipts	$115,510,273		$100,070,809
Swap receipts	$94,236,748	(1)	$86,206,866	(2)
Cash Outflows
Swap payment	($115,510,273)	(1)	($100,070,809)	(2)
Swap Breakage Fee	($17,243,229)		$0
Intercompany Loan interest	($94,048,274)	(1)	($86,034,452)	(2)
Intercompany Loan principal	($1,006,312,457)	(1)	($800,557,290)	(2)
Purchase of Loans	($10,979,877,235)		$0
Net inflows/(outflows)	$188,473		$172,414

(1) Cash settlement to occur on June 19, 2017
(2) Cash settlement occured on May 17, 2017

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Cover Pool Summary Statistics

Previous Month Ending Balance	$48,728,224,136
Current Month Ending Balance	$58,725,349,668
Number of Mortgages in Pool	372,598
Average Mortgage Size	$157,610
Ten Largest Mortgages as a % of Current Month Ending Balance	0.05%
Number of Properties	284,668
Number of Borrowers	276,646
	Original	(1)	Indexed(2)
Weighted Average LTV - Authorized	70.80%		54.68%
Weighted Average LTV - Drawn	61.43%		47.69%
Weighted Average LTV - Original Authorized	72.95%
Weighted Average Mortgage Rate	2.59%
Weighted Average Seasoning (Months)	26.19
Weighted Average Original Term (Months)	52.51
Weighted Average Remaining Term (Months)	26.33

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	371,904	99.81	$58,607,000,358	99.80
30 to 59 days past due	253	0.07	$48,893,944	0.08
60 to 89 days past due	114	0.03	$18,711,401	0.03
90 or more days past due	327	0.09	$50,743,964	0.09
Total	372,598	100.00	$58,725,349,668	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	44,411	11.92	$7,823,463,426	13.32
British Columbia	68,160	18.29	$13,530,018,254	23.04
Manitoba	14,834	3.98	$1,699,677,127	2.89
New Brunswick	6,982	1.87	$589,771,891	1.00
Newfoundland and Labrador	4,429	1.19	$536,228,155	0.91
Northwest Territories	36	0.01	$5,045,088	0.01
Nova Scotia	10,994	2.95	$1,100,861,013	1.87
Nunavut	2	0.00	$55,997	0.00
Ontario	152,313	40.88	$25,407,234,285	43.26
Prince Edward Island	1,375	0.37	$123,486,473	0.21
Quebec	55,899	15.00	$6,178,925,275	10.52
Saskatchewan	12,998	3.49	$1,702,723,846	2.90
Yukon	165	0.04	$27,858,838	0.05
Total	372,598	100.00	$58,725,349,668	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	237	0.06	$31,571,666	0.05
499 and below	1,013	0.27	$144,147,989	0.25
500 - 539	852	0.23	$127,563,378	0.22
540 - 559	638	0.17	$95,125,505	0.16
560 - 579	903	0.24	$140,090,356	0.24
580 - 599	1,433	0.38	$226,326,648	0.39
600 - 619	2,316	0.62	$387,973,138	0.66
620 - 639	4,155	1.12	$701,275,796	1.19
640 - 659	6,771	1.82	$1,131,192,816	1.93
660 - 679	10,515	2.82	$1,800,425,345	3.07
680 - 699	14,940	4.01	$2,524,792,886	4.30
700 - 719	18,875	5.07	$3,179,824,872	5.41
720 - 739	21,869	5.87	$3,663,366,651	6.24
740 - 759	23,973	6.43	$3,969,657,030	6.76
760 - 779	26,986	7.24	$4,519,465,586	7.70
780 - 799	30,933	8.30	$5,216,772,044	8.88
800 and above	206,189	55.34	$30,865,777,960	52.56
Total	372,598	100.00	$58,725,349,668	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	270,500	72.60	$40,622,162,236	69.17
Variable	102,098	27.40	$18,103,187,432	30.83
Total	372,598	100.00	$58,725,349,668	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	59,413	15.95	$11,391,981,534	19.40
Homeline Mortgage Segment	313,185	84.05	$47,333,368,133	80.60
Total	372,598	100.00	$58,725,349,668	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	31,235	8.38	$5,024,742,701	8.56
Owner Occupied	341,363	91.62	$53,700,606,966	91.44
Total	372,598	100.00	$58,725,349,668	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	3,844	1.03	$1,049,351,970	1.79
2.0000% - 2.4999%	154,731	41.53	$26,650,849,473	45.38
2.5000% - 2.9999%	150,323	40.34	$23,355,745,258	39.77
3.0000% - 3.4999%	42,554	11.42	$5,302,240,426	9.03
3.5000% - 3.9999%	16,514	4.43	$1,841,199,217	3.14
4.0000% - 4.4999%	2,843	0.76	$348,390,377	0.59
4.5000% - 4.9999%	212	0.06	$21,932,546	0.04
5.0000% - 5.4999%	228	0.06	$22,628,351	0.04
5.5000% - 5.9999%	73	0.02	$7,082,803	0.01
6.0000% - 6.4999%	41	0.01	$4,224,556	0.01
6.5000% - 6.9999%	109	0.03	$9,326,294	0.02
7.0000% and above	1,126	0.30	$112,378,398	0.19
Total	372,598	100.00	$58,725,349,668	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	86,943	23.33	$12,573,356,490	21.41
12.00 - 23.99	90,247	24.22	$14,138,903,449	24.08
24.00 - 35.99	89,321	23.97	$14,267,718,316	24.30
36.00 - 47.99	71,589	19.21	$11,980,901,298	20.40
48.00 - 59.99	31,607	8.48	$5,313,077,968	9.05
60.00 - 71.99	2,051	0.55	$318,104,284	0.54
72.00 - 83.99	547	0.15	$85,695,931	0.15
84.00 - 119.99	293	0.08	$47,591,931	0.08
120.00 and above	0	0.00	$0	0.00
Total	372,598	100.00	$58,725,349,668	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	68,722	18.44	$11,138,797,654	18.97
12.00 - 23.99	109,163	29.30	$17,546,927,710	29.88
24.00 - 35.99	83,938	22.53	$13,689,551,553	23.31
36.00 - 59.99	107,476	28.85	$15,998,695,458	27.24
60.00 and above	3,299	0.89	$351,377,293	0.60
Total	372,598	100.00	$58,725,349,668	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	158,233	42.47	$8,182,520,273	13.93
100,000 - 149,999	64,713	17.37	$8,028,017,144	13.67
150,000 - 199,999	49,264	13.22	$8,563,260,830	14.58
200,000 - 249,999	34,066	9.14	$7,613,775,095	12.97
250,000 - 299,999	22,573	6.06	$6,169,094,801	10.50
300,000 - 349,999	14,242	3.82	$4,601,236,646	7.84
350,000 - 399,999	9,109	2.44	$3,399,066,452	5.79
400,000 - 449,999	5,922	1.59	$2,507,040,406	4.27
450,000 - 499,999	3,916	1.05	$1,853,808,838	3.16
500,000 - 549,999	2,516	0.68	$1,316,862,314	2.24
550,000 - 599,999	1,806	0.48	$1,036,017,922	1.76
600,000 - 649,999	1,277	0.34	$797,178,345	1.36
650,000 - 699,999	926	0.25	$624,354,544	1.06
700,000 - 749,999	710	0.19	$513,840,696	0.87
750,000 - 799,999	585	0.16	$452,737,126	0.77
800,000 - 849,999	437	0.12	$360,482,524	0.61
850,000 - 899,999	398	0.11	$348,096,314	0.59
900,000 - 949,999	324	0.09	$300,051,674	0.51
950,000 - 999,999	244	0.07	$237,633,914	0.40
1,000,000 and above	1,337	0.36	$1,820,273,809	3.10
Total	372,598	100.00	$58,725,349,668	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	32,909	8.83	$4,944,458,719	8.42
Detached	302,648	81.23	$47,793,311,807	81.38
Duplex	4,770	1.28	$685,889,664	1.17
Fourplex	1,158	0.31	$210,820,482	0.36
Other	911	0.24	$137,662,493	0.23
Row (Townhouse)	15,903	4.27	$2,594,283,771	4.42
Semi-detached	13,131	3.52	$2,174,076,523	3.70
Triplex	1,168	0.31	$184,846,208	0.31
Total	372,598	100.00	$58,725,349,668	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	14,626	5.14	$958,596,448	1.63
20.01 - 25.00	5,973	2.10	$749,682,968	1.28
25.01 - 30.00	8,298	2.91	$1,223,427,816	2.08
30.01 - 35.00	13,649	4.79	$2,344,186,355	3.99
35.01 - 40.00	19,936	7.00	$3,808,870,683	6.49
40.01 - 45.00	26,182	9.20	$5,711,920,510	9.73
45.01 - 50.00	31,199	10.96	$7,092,642,615	12.08
50.01 - 55.00	40,440	14.21	$8,854,735,087	15.08
55.01 - 60.00	31,383	11.02	$7,042,866,576	11.99
60.01 - 65.00	30,396	10.68	$6,643,504,914	11.31
65.01 - 70.00	17,887	6.28	$3,999,933,751	6.81
70.01 - 75.00	15,414	5.41	$3,484,354,304	5.93
75.01 - 80.00	22,325	7.84	$5,130,927,308	8.74
> 80.00	6,960	2.44	$1,679,700,333	2.86
Total	284,668	100.00	$58,725,349,668	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	42,205	14.83	$3,318,804,917	5.65
20.01 - 25.00	16,360	5.75	$2,337,161,346	3.98
25.01 - 30.00	18,436	6.48	$3,139,448,834	5.35
30.01 - 35.00	21,290	7.48	$4,272,351,331	7.28
35.01 - 40.00	24,159	8.49	$5,428,513,534	9.24
40.01 - 45.00	25,991	9.13	$6,310,594,883	10.75
45.01 - 50.00	29,087	10.22	$7,305,604,305	12.44
50.01 - 55.00	28,079	9.86	$6,953,256,855	11.84
55.01 - 60.00	24,263	8.52	$5,877,190,530	10.01
60.01 - 65.00	18,904	6.64	$4,628,471,098	7.88
65.01 - 70.00	12,586	4.42	$3,168,455,771	5.40
70.01 - 75.00	12,121	4.26	$3,080,709,982	5.25
75.01 - 80.00	9,452	3.32	$2,459,264,443	4.19
> 80.00	1,735	0.61	$445,521,839	0.76
Total	284,668	100.00	$58,725,349,668	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$228,889,013	$452,912	$422,411	$0	$229,764,336
	20.01 - 25.00	$151,534,417	$575,727	$0	$0	$152,110,144
	25.01 - 30.00	$220,008,348	$151,815	$0	$0	$220,160,163
	30.01 - 35.00	$275,592,129	$0	$0	$650,784	$276,242,913
	35.01 - 40.00	$357,242,993	$152,807	$0	$518,690	$357,914,489
	40.01 - 45.00	$451,672,010	$408,445	$853,148	$3,428,308	$456,361,911
	45.01 - 50.00	$565,115,622	$926,871	$6,231	$3,017,764	$569,066,488
	50.01 - 55.00	$739,835,141	$312,578	$255,754	$755,481	$741,158,954
	55.01 - 60.00	$851,315,284	$1,194,265	$1,015,688	$1,128,079	$854,653,316
	60.01 - 65.00	$950,223,044	$800,357	$693,674	$3,354,230	$955,071,304
	65.01 - 70.00	$957,583,688	$1,242,107	$233,514	$2,153,211	$961,212,520
	70.01 - 75.00	$891,974,189	$408,110	$908,848	$1,126,457	$894,417,604
	75.01 - 80.00	$897,959,224	$1,235,954	$679,419	$2,144,550	$902,019,146
	> 80.00	$252,030,687	$111,932	$725,299	$442,218	$253,310,136
Total Alberta		$7,790,975,790	$7,973,880	$5,793,986	$18,719,770	$7,823,463,426

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$1,071,767,403	$229,548	$4,871	$38,903	$1,072,040,724
	20.01 - 25.00	$726,274,109	$928,139	$0	$0	$727,202,248
	25.01 - 30.00	$933,629,293	$1,306,683	$285,029	$427,242	$935,648,247
	30.01 - 35.00	$1,291,186,946	$2,072,207	$83,102	$452,958	$1,293,795,214
	35.01 - 40.00	$1,596,832,226	$1,180,947	$553,229	$1,148,834	$1,599,715,236
	40.01 - 45.00	$1,902,902,323	$3,369,615	$369,714	$559,303	$1,907,200,956
	45.01 - 50.00	$2,002,805,213	$4,099,092	$882,499	$3,085,259	$2,010,872,062
	50.01 - 55.00	$1,710,666,861	$1,631,072	$46,716	$1,122,661	$1,713,467,311
	55.01 - 60.00	$1,080,018,960	$789,444	$0	$738,237	$1,081,546,641
	60.01 - 65.00	$670,973,191	$167,373	$522,031	$313,540	$671,976,135
	65.01 - 70.00	$237,823,157	$0	$0	$0	$237,823,157
	70.01 - 75.00	$171,655,758	$0	$0	$0	$171,655,758
	75.01 - 80.00	$105,223,978	$0	$0	$0	$105,223,978
	> 80.00	$1,850,589	$0	$0	$0	$1,850,589
Total British Columbia		$13,503,610,006	$15,774,121	$2,747,191	$7,886,936	$13,530,018,254

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$49,733,140	$0	$0	$76,295	$49,809,434
	20.01 - 25.00	$32,925,547	$0	$0	$40,827	$32,966,374
	25.01 - 30.00	$48,081,182	$0	$0	$0	$48,081,182
	30.01 - 35.00	$60,151,633	$0	$0	$49,535	$60,201,168
	35.01 - 40.00	$76,262,122	$42,319	$0	$0	$76,304,441
	40.01 - 45.00	$100,316,378	$71,395	$150,415	$37,947	$100,576,135
	45.01 - 50.00	$138,805,496	$9,987	$233,828	$205,816	$139,255,127
	50.01 - 55.00	$175,235,792	$281,068	$0	$380,618	$175,897,477
	55.01 - 60.00	$208,980,861	$142,541	$222,881	$399,376	$209,745,659
	60.01 - 65.00	$197,960,431	$553,951	$87,726	$378,814	$198,980,922
	65.01 - 70.00	$197,418,617	$167,310	$221,107	$736,518	$198,543,551
	70.01 - 75.00	$253,107,628	$129,224	$331,081	$448,570	$254,016,503
	75.01 - 80.00	$149,814,331	$0	$50,545	$219,997	$150,084,873
	> 80.00	$5,214,282	$0	$0	$0	$5,214,282
Total Manitoba		$1,694,007,440	$1,397,794	$1,297,582	$2,974,311	$1,699,677,127

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$21,343,088	$0	$0	$0	$21,343,088
	20.01 - 25.00	$15,625,269	$0	$0	$36,256	$15,661,525
	25.01 - 30.00	$19,781,556	$0	$49,391	$63,637	$19,894,583
	30.01 - 35.00	$30,233,841	$0	$118,581	$104,196	$30,456,618
	35.01 - 40.00	$38,670,315	$0	$0	$127,044	$38,797,359
	40.01 - 45.00	$53,946,095	$102,639	$61,120	$99,350	$54,209,204
	45.01 - 50.00	$76,457,116	$265,833	$181,519	$59,182	$76,963,650
	50.01 - 55.00	$98,135,210	$245,727	$105,725	$270,683	$98,757,344
	55.01 - 60.00	$99,163,351	$0	$0	$425,266	$99,588,617
	60.01 - 65.00	$87,263,155	$0	$104,465	$345,098	$87,712,719
	65.01 - 70.00	$29,297,263	$107,540	$0	$0	$29,404,804
	70.01 - 75.00	$9,944,961	$0	$0	$65,252	$10,010,213
	75.01 - 80.00	$6,972,166	$0	$0	$0	$6,972,166
	> 80.00	$0	$0	$0	$0	$0
Total New Brunswick		$586,833,387	$721,739	$620,801	$1,595,964	$589,771,891

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$17,767,977	$0	$18,435	$0	$17,786,413
Labrador	20.01 - 25.00	$13,041,946	$0	$57,757	$0	$13,099,702
	25.01 - 30.00	$16,982,696	$0	$0	$0	$16,982,696
	30.01 - 35.00	$24,488,610	$0	$0	$22,951	$24,511,560
	35.01 - 40.00	$36,051,431	$0	$0	$0	$36,051,431
	40.01 - 45.00	$42,576,447	$0	$0	$0	$42,576,447
	45.01 - 50.00	$65,480,328	$138,939	$0	$0	$65,619,268
	50.01 - 55.00	$87,068,812	$346,829	$0	$174,314	$87,589,956
	55.01 - 60.00	$106,350,518	$237,149	$207,048	$227,110	$107,021,826
	60.01 - 65.00	$76,121,673	$0	$0	$0	$76,121,673
	65.01 - 70.00	$30,899,987	$0	$0	$0	$30,899,987
	70.01 - 75.00	$11,668,572	$0	$0	$0	$11,668,572
	75.01 - 80.00	$6,298,625	$0	$0	$0	$6,298,625
	> 80.00	$0	$0	$0	$0	$0
Total Newfoundland and Labrador		$534,797,622	$722,918	$283,240	$424,375	$536,228,155

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$548,358	$0	$0	$0	$548,358
Territories	20.01 - 25.00	$526,503	$0	$0	$0	$526,503
	25.01 - 30.00	$476,951	$0	$0	$0	$476,951
	30.01 - 35.00	$507,281	$0	$0	$0	$507,281
	35.01 - 40.00	$397,028	$0	$0	$0	$397,028
	40.01 - 45.00	$616,658	$0	$0	$224,726	$841,385
	45.01 - 50.00	$900,830	$0	$0	$0	$900,830
	50.01 - 55.00	$329,135	$0	$0	$0	$329,135
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$517,619	$0	$0	$0	$517,619
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$4,820,361	$0	$0	$224,726	$5,045,088

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$31,891,832	$136,844	$51,354	$50,215	$32,130,245
	20.01 - 25.00	$22,460,132	$0	$0	$0	$22,460,132
	25.01 - 30.00	$32,416,820	$0	$0	$0	$32,416,820
	30.01 - 35.00	$39,893,214	$0	$0	$0	$39,893,214
	35.01 - 40.00	$52,391,771	$277,966	$0	$220,756	$52,890,493
	40.01 - 45.00	$65,626,984	$180,524	$0	$591,191	$66,398,699
	45.01 - 50.00	$91,979,920	$94,230	$0	$507,870	$92,582,020
	50.01 - 55.00	$114,350,708	$235,934	$125,512	$368,374	$115,080,529
	55.01 - 60.00	$125,733,604	$0	$115,089	$168,551	$126,017,243
	60.01 - 65.00	$117,235,888	$93,222	$0	$0	$117,329,110
	65.01 - 70.00	$105,778,453	$102,645	$151,684	$60,118	$106,092,901
	70.01 - 75.00	$132,038,377	$0	$0	$0	$132,038,377
	75.01 - 80.00	$123,701,264	$575,513	$0	$95,627	$124,372,403
	> 80.00	$40,918,670	$72,320	$0	$167,836	$41,158,826
Total Nova Scotia		$1,096,417,637	$1,769,199	$443,640	$2,230,538	$1,100,861,013

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$55,997	$0	$0	$0	$55,997
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$55,997	$0	$0	$0	$55,997

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,662,995,597	$809,563	$82,536	$3,452	$1,663,891,149
	20.01 - 25.00	$1,194,942,302	$664,509	$71,133	$0	$1,195,677,944
	25.01 - 30.00	$1,627,081,743	$476,503	$260,431	$243,051	$1,628,061,727
	30.01 - 35.00	$2,244,310,437	$1,817,923	$538,344	$740,373	$2,247,407,077
	35.01 - 40.00	$2,875,688,597	$1,129,269	$403,038	$616,966	$2,877,837,871
	40.01 - 45.00	$3,171,257,198	$2,758,017	$58,523	$306,560	$3,174,380,298
	45.01 - 50.00	$3,658,984,141	$2,842,384	$666,817	$920,926	$3,663,414,268
	50.01 - 55.00	$3,153,713,433	$1,658,752	$1,700,889	$1,418,213	$3,158,491,287
	55.01 - 60.00	$2,422,346,729	$1,275,694	$1,252,355	$842,242	$2,425,717,020
	60.01 - 65.00	$1,614,704,823	$335,959	$0	$286,431	$1,615,327,213
	65.01 - 70.00	$849,723,875	$0	$0	$0	$849,723,875
	70.01 - 75.00	$606,329,919	$551,529	$432,686	$0	$607,314,134
	75.01 - 80.00	$295,911,688	$0	$0	$0	$295,911,688
	> 80.00	$4,078,735	$0	$0	$0	$4,078,735
Total Ontario		$25,382,069,216	$14,320,103	$5,466,752	$5,378,214	$25,407,234,285

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$5,214,541	$0	$0	$0	$5,214,541
Island	20.01 - 25.00	$3,838,047	$0	$0	$0	$3,838,047
	25.01 - 30.00	$5,710,374	$0	$0	$0	$5,710,374
	30.01 - 35.00	$6,285,184	$0	$0	$0	$6,285,184
	35.01 - 40.00	$9,154,312	$0	$0	$0	$9,154,312
	40.01 - 45.00	$9,648,172	$0	$0	$60,022	$9,708,195
	45.01 - 50.00	$16,971,294	$0	$0	$0	$16,971,294
	50.01 - 55.00	$22,722,859	$0	$0	$0	$22,722,859
	55.01 - 60.00	$18,511,522	$0	$0	$0	$18,511,522
	60.01 - 65.00	$14,557,038	$0	$0	$0	$14,557,038
	65.01 - 70.00	$6,929,645	$0	$0	$0	$6,929,645
	70.01 - 75.00	$1,972,382	$0	$0	$0	$1,972,382
	75.01 - 80.00	$1,911,080	$0	$0	$0	$1,911,080
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$123,426,451	$0	$0	$60,022	$123,486,473

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$170,812,966	$95,029	$11,326	$1,998	$170,921,318
	20.01 - 25.00	$123,721,292	$0	$101,007	$0	$123,822,299
	25.01 - 30.00	$162,810,457	$6,219	$0	$530,262	$163,346,938
	30.01 - 35.00	$214,166,465	$0	$0	$0	$214,166,465
	35.01 - 40.00	$263,359,947	$0	$0	$136,994	$263,496,941
	40.01 - 45.00	$336,557,250	$361,995	$0	$45,829	$336,965,075
	45.01 - 50.00	$421,405,649	$266,598	$134,453	$342,082	$422,148,782
	50.01 - 55.00	$505,313,736	$1,510,087	$397,090	$488,122	$507,709,034
	55.01 - 60.00	$642,207,107	$284,683	$174,642	$990,629	$643,657,060
	60.01 - 65.00	$693,406,772	$642,437	$92,226	$1,145,184	$695,286,618
	65.01 - 70.00	$679,393,306	$271,119	$207,164	$702,715	$680,574,303
	70.01 - 75.00	$968,004,970	$729,799	$194,877	$939,641	$969,869,286
	75.01 - 80.00	$845,722,844	$431,369	$0	$897,673	$847,051,885
	> 80.00	$139,909,271	$0	$0	$0	$139,909,271
Total Quebec		$6,166,792,031	$4,599,333	$1,312,783	$6,221,127	$6,178,925,275

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$54,162,974	$0	$0	$0	$54,162,974
	20.01 - 25.00	$47,673,934	$0	$0	$227,542	$47,901,476
	25.01 - 30.00	$67,489,986	$0	$0	$20,185	$67,510,171
	30.01 - 35.00	$77,294,720	$0	$0	$76,359	$77,371,079
	35.01 - 40.00	$113,912,785	$70,676	$126,053	$65,075	$114,174,589
	40.01 - 45.00	$158,346,242	$215,113	$0	$537,861	$159,099,216
	45.01 - 50.00	$238,577,537	$281,809	$69,051	$1,144,161	$240,072,558
	50.01 - 55.00	$323,926,983	$489,941	$382,798	$1,128,143	$325,927,866
	55.01 - 60.00	$306,735,510	$526,185	$0	$996,526	$308,258,222
	60.01 - 65.00	$193,213,205	$31,133	$167,524	$755,910	$194,167,773
	65.01 - 70.00	$66,835,955	$0	$0	$76,218	$66,912,173
	70.01 - 75.00	$27,747,153	$0	$0	$0	$27,747,153
	75.01 - 80.00	$19,418,598	$0	$0	$0	$19,418,598
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,695,335,583	$1,614,857	$745,426	$5,027,980	$1,702,723,846

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,192,339	$0	$0	$0	$1,192,339
	20.01 - 25.00	$1,894,952	$0	$0	$0	$1,894,952
	25.01 - 30.00	$1,158,983	$0	$0	$0	$1,158,983
	30.01 - 35.00	$1,457,562	$0	$0	$0	$1,457,562
	35.01 - 40.00	$1,779,344	$0	$0	$0	$1,779,344
	40.01 - 45.00	$2,277,365	$0	$0	$0	$2,277,365
	45.01 - 50.00	$7,737,960	$0	$0	$0	$7,737,960
	50.01 - 55.00	$6,125,104	$0	$0	$0	$6,125,104
	55.01 - 60.00	$2,473,404	$0	$0	$0	$2,473,404
	60.01 - 65.00	$1,422,973	$0	$0	$0	$1,422,973
	65.01 - 70.00	$338,855	$0	$0	$0	$338,855
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$27,858,838	$0	$0	$0	$27,858,838

Grand Total		$58,607,000,358	$48,893,944	$18,711,401	$50,743,964	$58,725,349,668

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.39	0.00	0.00	0.00	0.39
	20.01 - 25.00	0.26	0.00	0.00	0.00	0.26
	25.01 - 30.00	0.37	0.00	0.00	0.00	0.37
	30.01 - 35.00	0.47	0.00	0.00	0.00	0.47
	35.01 - 40.00	0.61	0.00	0.00	0.00	0.61
	40.01 - 45.00	0.77	0.00	0.00	0.01	0.78
	45.01 - 50.00	0.96	0.00	0.00	0.01	0.97
	50.01 - 55.00	1.26	0.00	0.00	0.00	1.26
	55.01 - 60.00	1.45	0.00	0.00	0.00	1.46
	60.01 - 65.00	1.62	0.00	0.00	0.01	1.63
	65.01 - 70.00	1.63	0.00	0.00	0.00	1.64
	70.01 - 75.00	1.52	0.00	0.00	0.00	1.52
	75.01 - 80.00	1.53	0.00	0.00	0.00	1.54
	> 80.00	0.43	0.00	0.00	0.00	0.43
Total Alberta		13.27	0.01	0.01	0.03	13.32

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.83	0.00	0.00	0.00	1.83
	20.01 - 25.00	1.24	0.00	0.00	0.00	1.24
	25.01 - 30.00	1.59	0.00	0.00	0.00	1.59
	30.01 - 35.00	2.20	0.00	0.00	0.00	2.20
	35.01 - 40.00	2.72	0.00	0.00	0.00	2.72
	40.01 - 45.00	3.24	0.01	0.00	0.00	3.25
	45.01 - 50.00	3.41	0.01	0.00	0.01	3.42
	50.01 - 55.00	2.91	0.00	0.00	0.00	2.92
	55.01 - 60.00	1.84	0.00	0.00	0.00	1.84
	60.01 - 65.00	1.14	0.00	0.00	0.00	1.14
	65.01 - 70.00	0.40	0.00	0.00	0.00	0.40
	70.01 - 75.00	0.29	0.00	0.00	0.00	0.29
	75.01 - 80.00	0.18	0.00	0.00	0.00	0.18
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total British Columbia		22.99	0.03	0.00	0.01	23.04

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.08	0.00	0.00	0.00	0.08
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.10	0.00	0.00	0.00	0.10
	35.01 - 40.00	0.13	0.00	0.00	0.00	0.13
	40.01 - 45.00	0.17	0.00	0.00	0.00	0.17
	45.01 - 50.00	0.24	0.00	0.00	0.00	0.24
	50.01 - 55.00	0.30	0.00	0.00	0.00	0.30
	55.01 - 60.00	0.36	0.00	0.00	0.00	0.36
	60.01 - 65.00	0.34	0.00	0.00	0.00	0.34
	65.01 - 70.00	0.34	0.00	0.00	0.00	0.34
	70.01 - 75.00	0.43	0.00	0.00	0.00	0.43
	75.01 - 80.00	0.26	0.00	0.00	0.00	0.26
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Manitoba		2.88	0.00	0.00	0.01	2.89

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.04	0.00	0.00	0.00	0.04
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.09	0.00	0.00	0.00	0.09
	45.01 - 50.00	0.13	0.00	0.00	0.00	0.13
	50.01 - 55.00	0.17	0.00	0.00	0.00	0.17
	55.01 - 60.00	0.17	0.00	0.00	0.00	0.17
	60.01 - 65.00	0.15	0.00	0.00	0.00	0.15
	65.01 - 70.00	0.05	0.00	0.00	0.00	0.05
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		1.00	0.00	0.00	0.00	1.00

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.15	0.00	0.00	0.00	0.15
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.13	0.00	0.00	0.00	0.13
	65.01 - 70.00	0.05	0.00	0.00	0.00	0.05
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.91	0.00	0.00	0.00	0.91

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.01	0.00	0.00	0.00	0.01

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.07	0.00	0.00	0.00	0.07
	35.01 - 40.00	0.09	0.00	0.00	0.00	0.09
	40.01 - 45.00	0.11	0.00	0.00	0.00	0.11
	45.01 - 50.00	0.16	0.00	0.00	0.00	0.16
	50.01 - 55.00	0.19	0.00	0.00	0.00	0.20
	55.01 - 60.00	0.21	0.00	0.00	0.00	0.21
	60.01 - 65.00	0.20	0.00	0.00	0.00	0.20
	65.01 - 70.00	0.18	0.00	0.00	0.00	0.18
	70.01 - 75.00	0.22	0.00	0.00	0.00	0.22
	75.01 - 80.00	0.21	0.00	0.00	0.00	0.21
	> 80.00	0.07	0.00	0.00	0.00	0.07
Total Nova Scotia		1.87	0.00	0.00	0.00	1.87

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	2.83	0.00	0.00	0.00	2.83
	20.01 - 25.00	2.03	0.00	0.00	0.00	2.04
	25.01 - 30.00	2.77	0.00	0.00	0.00	2.77
	30.01 - 35.00	3.82	0.00	0.00	0.00	3.83
	35.01 - 40.00	4.90	0.00	0.00	0.00	4.90
	40.01 - 45.00	5.40	0.00	0.00	0.00	5.41
	45.01 - 50.00	6.23	0.00	0.00	0.00	6.24
	50.01 - 55.00	5.37	0.00	0.00	0.00	5.38
	55.01 - 60.00	4.12	0.00	0.00	0.00	4.13
	60.01 - 65.00	2.75	0.00	0.00	0.00	2.75
	65.01 - 70.00	1.45	0.00	0.00	0.00	1.45
	70.01 - 75.00	1.03	0.00	0.00	0.00	1.03
	75.01 - 80.00	0.50	0.00	0.00	0.00	0.50
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Ontario		43.22	0.02	0.01	0.01	43.26

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.29	0.00	0.00	0.00	0.29
	20.01 - 25.00	0.21	0.00	0.00	0.00	0.21
	25.01 - 30.00	0.28	0.00	0.00	0.00	0.28
	30.01 - 35.00	0.36	0.00	0.00	0.00	0.36
	35.01 - 40.00	0.45	0.00	0.00	0.00	0.45
	40.01 - 45.00	0.57	0.00	0.00	0.00	0.57
	45.01 - 50.00	0.72	0.00	0.00	0.00	0.72
	50.01 - 55.00	0.86	0.00	0.00	0.00	0.86
	55.01 - 60.00	1.09	0.00	0.00	0.00	1.10
	60.01 - 65.00	1.18	0.00	0.00	0.00	1.18
	65.01 - 70.00	1.16	0.00	0.00	0.00	1.16
	70.01 - 75.00	1.65	0.00	0.00	0.00	1.65
	75.01 - 80.00	1.44	0.00	0.00	0.00	1.44
	> 80.00	0.24	0.00	0.00	0.00	0.24
Total Quebec		10.50	0.01	0.00	0.01	10.52

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.09	0.00	0.00	0.00	0.09
	20.01 - 25.00	0.08	0.00	0.00	0.00	0.08
	25.01 - 30.00	0.11	0.00	0.00	0.00	0.11
	30.01 - 35.00	0.13	0.00	0.00	0.00	0.13
	35.01 - 40.00	0.19	0.00	0.00	0.00	0.19
	40.01 - 45.00	0.27	0.00	0.00	0.00	0.27
	45.01 - 50.00	0.41	0.00	0.00	0.00	0.41
	50.01 - 55.00	0.55	0.00	0.00	0.00	0.56
	55.01 - 60.00	0.52	0.00	0.00	0.00	0.52
	60.01 - 65.00	0.33	0.00	0.00	0.00	0.33
	65.01 - 70.00	0.11	0.00	0.00	0.00	0.11
	70.01 - 75.00	0.05	0.00	0.00	0.00	0.05
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.89	0.00	0.00	0.01	2.90

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.05	0.00	0.00	0.00	0.05

Grand Total		99.80	0.08	0.03	0.09	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$6,191,190	0.01
	499 and below	$9,565,561	0.02
	500 - 539	$1,707,588	0.00
	540 - 559	$2,883,754	0.00
	560 - 579	$2,587,805	0.00
	580 - 599	$4,387,094	0.01
	600 - 619	$6,340,738	0.01
	620 - 639	$13,805,984	0.02
	640 - 659	$19,483,405	0.03
	660 - 679	$32,737,251	0.06
	680 - 699	$57,075,296	0.10
	700 - 719	$81,184,184	0.14
	720 - 739	$94,507,945	0.16
	740 - 759	$121,633,908	0.21
	760 - 779	$159,469,525	0.27
	780 - 799	$222,545,347	0.38
	800 and above	$2,482,698,342	4.23
Total		$3,318,804,917	5.65

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$2,631,758	0.00
	499 and below	$5,357,115	0.01
	500 - 539	$1,459,022	0.00
	540 - 559	$2,164,069	0.00
	560 - 579	$2,279,655	0.00
	580 - 599	$4,296,413	0.01
	600 - 619	$6,799,544	0.01
	620 - 639	$11,963,717	0.02
	640 - 659	$15,433,402	0.03
	660 - 679	$26,197,991	0.04
	680 - 699	$47,688,612	0.08
	700 - 719	$62,202,156	0.11
	720 - 739	$81,764,143	0.14
	740 - 759	$102,773,288	0.18
	760 - 779	$131,118,148	0.22
	780 - 799	$174,778,290	0.30
	800 and above	$1,658,254,026	2.82
Total		$2,337,161,346	3.98

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,574,801	0.00
	499 and below	$7,677,762	0.01
	500 - 539	$2,853,543	0.00
	540 - 559	$2,642,685	0.00
	560 - 579	$4,817,888	0.01
	580 - 599	$6,129,212	0.01
	600 - 619	$12,212,781	0.02
	620 - 639	$21,206,046	0.04
	640 - 659	$29,901,670	0.05
	660 - 679	$48,173,707	0.08
	680 - 699	$70,529,473	0.12
	700 - 719	$105,897,391	0.18
	720 - 739	$114,427,333	0.19
	740 - 759	$146,756,272	0.25
	760 - 779	$197,283,145	0.34
	780 - 799	$254,497,249	0.43
	800 and above	$2,112,867,876	3.60
Total		$3,139,448,834	5.35

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$3,072,277	0.01
	499 and below	$8,661,792	0.01
	500 - 539	$6,774,271	0.01
	540 - 559	$2,850,332	0.00
	560 - 579	$7,998,016	0.01
	580 - 599	$8,694,692	0.01
	600 - 619	$18,819,189	0.03
	620 - 639	$32,763,145	0.06
	640 - 659	$48,529,334	0.08
	660 - 679	$74,342,282	0.13
	680 - 699	$121,424,834	0.21
	700 - 719	$163,700,917	0.28
	720 - 739	$208,502,526	0.36
	740 - 759	$231,607,653	0.39
	760 - 779	$273,165,536	0.47
	780 - 799	$335,451,056	0.57
	800 and above	$2,725,993,480	4.64
Total		$4,272,351,331	7.28

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$3,717,627	0.01
	499 and below	$13,360,407	0.02
	500 - 539	$7,383,908	0.01
	540 - 559	$4,693,936	0.01
	560 - 579	$10,544,920	0.02
	580 - 599	$14,777,007	0.03
	600 - 619	$27,326,937	0.05
	620 - 639	$41,369,232	0.07
	640 - 659	$79,751,419	0.14
	660 - 679	$116,957,527	0.20
	680 - 699	$193,195,680	0.33
	700 - 719	$234,167,936	0.40
	720 - 739	$281,015,155	0.48
	740 - 759	$308,480,745	0.53
	760 - 779	$381,184,371	0.65
	780 - 799	$479,759,645	0.82
	800 and above	$3,230,827,082	5.50
Total		$5,428,513,534	9.24

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$4,848,461	0.01
	499 and below	$15,078,078	0.03
	500 - 539	$12,415,268	0.02
	540 - 559	$8,552,007	0.01
	560 - 579	$12,601,951	0.02
	580 - 599	$24,340,025	0.04
	600 - 619	$31,755,147	0.05
	620 - 639	$76,456,880	0.13
	640 - 659	$103,507,484	0.18
	660 - 679	$174,217,936	0.30
	680 - 699	$237,887,937	0.41
	700 - 719	$309,076,076	0.53
	720 - 739	$339,263,569	0.58
	740 - 759	$393,547,312	0.67
	760 - 779	$469,974,186	0.80
	780 - 799	$576,591,175	0.98
	800 and above	$3,520,481,392	5.99
Total		$6,310,594,883	10.75

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$2,496,515	0.00
	499 and below	$22,635,307	0.04
	500 - 539	$19,050,484	0.03
	540 - 559	$16,019,238	0.03
	560 - 579	$19,226,071	0.03
	580 - 599	$29,901,868	0.05
	600 - 619	$58,211,742	0.10
	620 - 639	$95,811,540	0.16
	640 - 659	$144,154,210	0.25
	660 - 679	$241,208,185	0.41
	680 - 699	$298,746,587	0.51
	700 - 719	$377,063,719	0.64
	720 - 739	$451,832,829	0.77
	740 - 759	$538,483,680	0.92
	760 - 779	$602,898,726	1.03
	780 - 799	$685,748,599	1.17
	800 and above	$3,702,115,008	6.30
Total		$7,305,604,305	12.44

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$2,618,135	0.00
	499 and below	$16,717,587	0.03
	500 - 539	$19,184,325	0.03
	540 - 559	$15,075,944	0.03
	560 - 579	$18,593,684	0.03
	580 - 599	$35,131,514	0.06
	600 - 619	$64,230,149	0.11
	620 - 639	$97,409,088	0.17
	640 - 659	$155,795,130	0.27
	660 - 679	$242,756,741	0.41
	680 - 699	$340,740,921	0.58
	700 - 719	$410,526,901	0.70
	720 - 739	$507,674,910	0.86
	740 - 759	$495,587,029	0.84
	760 - 779	$554,339,903	0.94
	780 - 799	$651,384,914	1.11
	800 and above	$3,325,489,979	5.66
Total		$6,953,256,855	11.84

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$1,622,934	0.00
	499 and below	$15,084,755	0.03
	500 - 539	$16,543,011	0.03
	540 - 559	$13,108,831	0.02
	560 - 579	$22,292,199	0.04
	580 - 599	$30,579,086	0.05
	600 - 619	$48,409,770	0.08
	620 - 639	$84,537,051	0.14
	640 - 659	$145,952,216	0.25
	660 - 679	$236,583,190	0.40
	680 - 699	$302,548,599	0.52
	700 - 719	$400,926,774	0.68
	720 - 739	$475,229,372	0.81
	740 - 759	$452,686,240	0.77
	760 - 779	$510,206,577	0.87
	780 - 799	$543,142,034	0.92
	800 and above	$2,577,737,893	4.39
Total		$5,877,190,530	10.01

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$897,373	0.00
	499 and below	$9,226,110	0.02
	500 - 539	$14,769,656	0.03
	540 - 559	$8,720,639	0.01
	560 - 579	$13,807,335	0.02
	580 - 599	$26,194,106	0.04
	600 - 619	$37,052,800	0.06
	620 - 639	$73,163,033	0.12
	640 - 659	$127,069,802	0.22
	660 - 679	$195,299,321	0.33
	680 - 699	$286,826,913	0.49
	700 - 719	$335,086,380	0.57
	720 - 739	$381,924,350	0.65
	740 - 759	$386,000,501	0.66
	760 - 779	$405,020,797	0.69
	780 - 799	$442,753,970	0.75
	800 and above	$1,884,658,012	3.21
Total		$4,628,471,098	7.88

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$860,804	0.00
	499 and below	$7,765,592	0.01
	500 - 539	$8,091,127	0.01
	540 - 559	$4,541,784	0.01
	560 - 579	$8,637,856	0.01
	580 - 599	$12,196,748	0.02
	600 - 619	$19,601,240	0.03
	620 - 639	$46,557,197	0.08
	640 - 659	$80,852,641	0.14
	660 - 679	$119,471,188	0.20
	680 - 699	$171,802,307	0.29
	700 - 719	$214,419,419	0.37
	720 - 739	$218,726,323	0.37
	740 - 759	$240,605,111	0.41
	760 - 779	$288,812,939	0.49
	780 - 799	$282,734,298	0.48
	800 and above	$1,442,779,196	2.46
Total		$3,168,455,771	5.40

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$696,696	0.00
	499 and below	$7,004,763	0.01
	500 - 539	$8,870,902	0.02
	540 - 559	$6,135,662	0.01
	560 - 579	$7,712,098	0.01
	580 - 599	$15,084,768	0.03
	600 - 619	$25,191,630	0.04
	620 - 639	$45,786,979	0.08
	640 - 659	$81,139,592	0.14
	660 - 679	$132,054,642	0.22
	680 - 699	$161,015,485	0.27
	700 - 719	$219,602,604	0.37
	720 - 739	$237,313,280	0.40
	740 - 759	$250,441,426	0.43
	760 - 779	$264,179,080	0.45
	780 - 799	$294,714,797	0.50
	800 and above	$1,323,765,578	2.25
Total		$3,080,709,982	5.25

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$343,096	0.00
	499 and below	$5,374,837	0.01
	500 - 539	$6,719,904	0.01
	540 - 559	$6,717,235	0.01
	560 - 579	$7,911,101	0.01
	580 - 599	$11,710,392	0.02
	600 - 619	$27,188,289	0.05
	620 - 639	$48,555,617	0.08
	640 - 659	$82,777,472	0.14
	660 - 679	$130,540,893	0.22
	680 - 699	$186,009,458	0.32
	700 - 719	$214,552,223	0.37
	720 - 739	$222,345,427	0.38
	740 - 759	$252,448,351	0.43
	760 - 779	$240,714,470	0.41
	780 - 799	$234,419,855	0.40
	800 and above	$780,935,825	1.33
Total		$2,459,264,443	4.19

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	5/31/2017

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
	Score Unavailable	$0	0.00
> 80.00	499 and below	$638,324	0.00
	500 - 539	$1,740,369	0.00
	540 - 559	$1,019,391	0.00
	560 - 579	$1,079,779	0.00
	580 - 599	$2,903,721	0.00
	600 - 619	$4,833,184	0.01
	620 - 639	$11,890,286	0.02
	640 - 659	$16,845,039	0.03
	660 - 679	$29,884,491	0.05
	680 - 699	$49,300,784	0.08
	700 - 719	$51,418,193	0.09
	720 - 739	$48,839,490	0.08
	740 - 759	$48,605,515	0.08
	760 - 779	$41,098,183	0.07
	780 - 799	$38,250,818	0.07
	800 and above	$97,174,272	0.17
Total		$445,521,839	0.76

Grand Total		$58,725,349,668	100.00

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix
Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - May 31, 2017	Page 21 of 21